Finance Costs, Net - Components of Finance Costs, Net, Include Other Finance Costs (Income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Material income and expense [abstract]
Net gains due to changes in foreign currency exchange rates	$ (114)	$ (27)
Net (gains) losses on derivative instruments	(328)	19
Other	(2)
Other finance income (costs)	$ (444)	$ (8)